Employee Benefits Expense	12 Months Ended
Dec. 31, 2021
Classes Of Employee Benefits Expense [Abstract]
Employee Benefits Expense

29. EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2021, 2020 and 2019, are as follows:

	For the years ended December 31,
	2021	2020	2019
Employee Benefits Expenses	ThUS$	ThUS$	ThUS$
Wages and salaries	(438,205)	(390,791)	(482,009)
Post-employment benefit expense	(11,002)	71,841	(16,031)
Social security and other contributions	(238,993)	(219,754)	(286,459)
Other employee expenses (*)	(41,702)	(26,342)	(25,254)
Total Employee Benefits Expenses	(729,902)	(565,046)	(809,753)

(*) See Note 24.